Segment Reporting	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment Reporting

10. Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We are organized as, and operate in, one reportable segment: the development and sale of Item Intelligence products and services. Our chief operating decision- maker is the executive team, led by our chief executive officer. Our executive team regularly reviews financial information presented on a total company basis, accompanied by information about revenue and direct material gross margin by product family for purposes of monitoring our product mix impact on total gross margin. Our executive team evaluates performance based primarily on total revenue as end users are generally deploying many of our products and services to obtain the benefits of our integrated platform in the implementation of an Item Intelligence solution. Our assets are primarily located in the United States and not allocated to any specific geographic region. Therefore, geographic information is presented only for total revenue. All of our long-lived assets are located in the United States.

The following table is based on the location of the value-added resellers, inlay manufacturers, reader OEMs, distributors or end users who purchased products and services directly from us. For sales to our resellers and distributors, their location may be different from the locations of the ultimate end users. Sales by geography were as follows:

	YEAR ENDED DECEMBER 31,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2015	2015	2016
			(unaudited)
	(in thousands)
Americas	$21,738	$21,568	$17,780	$18,719
Asia Pacific	33,898	45,096	30,073	49,923
Europe, Middle East and Africa	8,127	11,815	7,999	9,990
Total Revenue	$63,763	$78,479	$55,852	$78,632

Total revenue in the United States was $19.6 million and $21.0 million for the years ended December 31, 2014 and 2015, respectively, and $16.8 million and $18.4 million for the nine months ended September 30, 2015 and 2016, respectively (unaudited).